COMMITMENTS, GUARANTEES AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent Expense and Sublease Rental Income Associated With Operating Leases
Rent expense and sublease rental income, which are recorded net as an operating cost, for all operating leases were as follows for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Rent expense	$179	$201	$226
Sublease rental income	(26)	(25)	(14)
Net rent expense	$153	$176	$212

Future Annual Minimum Payments Due
Future annual minimum payments due subsequent to December 31, 2016 under all of our noncancelable operating leases with initial terms in excess of one year are as follows:

	Minimum Lease Payments	Sublease Rental Receipts	Net Lease Commitments
	(in millions)
For the years ending December 31,:
2017	$185	$(19)	$166
2018	157	(18)	139
2019	126	(14)	112
2020	81	(11)	70
2021	53	(8)	45
Thereafter	95	(17)	78
Total	$697	$(87)	$610